Condensed Consolidated Statements of Cash Flows (USD $)	1 Months Ended	9 Months Ended		12 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Nov. 16, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net loss	$ (30,102,000)	$ (173,015,000)	$ (87,341,000)	$ (124,513,000)
Net loss from continuing operations	(30,102,000)			(124,513,000)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities of continuing operations:
Amortization of subscriber contract costs	181,000			22,214,000
Amortization of customer relationships	9,574,000			160,424,000
Depreciation and amortization of other intangible assets	1,655,000	13,482,000	9,760,000	12,868,000
Amortization of deferred financing costs	1,032,000	6,919,000	6,430,000	8,642,000
Fire related asset losses		3,039,000
Loss on asset impairment		1,351,000
Gain on sale of 2GIG			(47,122,000)	(46,866,000)
Loss (gain) on sale or disposal of assets	(45,000)	580,000	400,000	263,000
Stock-based compensation		1,363,000	1,317,000	1,956,000
Provision for doubtful accounts	1,307,000	11,237,000	8,299,000	10,360,000
Paid in kind interest income		(910,000)	(1,050,000)	(1,323,000)
Non-cash adjustments to deferred revenue	822,000	155,000	1,075,000	1,181,000
Deferred income taxes	(13,120,000)	(540,000)	8,592,000	8,030,000
Changes in operating assets and liabilities, net of acquisitions and divestiture:
Accounts receivable	2,333,000	(18,518,000)	(9,741,000)	(11,486,000)
Inventories	(257,000)	(31,997,000)	(15,782,000)	(8,439,000)
Prepaid expenses and other current assets	(6,870,000)	(4,077,000)	6,085,000	2,407,000
Accounts payable	(1,034,000)	16,918,000	1,085,000	(2,690,000)
Accrued expenses and other liabilities	14,271,000	94,252,000	100,028,000	22,041,000
Deferred revenue	(4,990,000)	23,336,000	24,430,000	24,356,000
Net cash provided by (used in) operating activities	(25,243,000)	91,656,000	139,671,000	79,425,000
Cash flows from investing activities:
Subscriber acquisition costs	(12,938,000)	(284,912,000)	(267,232,000)	(298,643,000)
Capital expenditures	(1,456,000)	(19,856,000)	(5,788,000)	(8,676,000)
Proceeds from the sale of 2GIG, net of cash sold			144,750,000	144,750,000
Acquisition of intangible assets		(6,421,000)
Proceeds from the sale of property & equipment			9,000	9,000
Net cash used in acquisitions	(1,915,473,000)	(18,500,000)	(4,272,000)	(4,272,000)
Acquisition of the predecessor including transaction costs, net of cash acquired	(1,915,473,000)
Investment in short-term investments-other		(60,000,000)
Proceeds from short-term investments-other		60,069,000
Investment in preferred stock		(3,000,000)
Other assets	(19,587,000)	(92,000)	(8,180,000)	(9,645,000)
Net cash used in investing activities	(1,949,454,000)	(332,712,000)	(140,722,000)	(176,477,000)
Cash flows from financing activities:
Proceeds from notes payable	1,305,000,000	102,000,000	203,500,000	457,250,000
Repayments of revolving line of credit			(50,500,000)	(50,500,000)
Borrowings from revolving line of credit	28,000,000		22,500,000	22,500,000
Proceeds from contract sales		2,261,000
Change in restricted cash		161,000		(161,000)
Repayments of capital lease obligations	(353,000)	(4,528,000)	(5,208,000)	(7,207,000)
Deferred financing costs	(58,354,000)	(2,782,000)	(5,429,000)	(10,896,000)
Payments of dividends		(50,000,000)	(60,000,000)	(60,000,000)
Net cash (used in) provided by financing activities	1,982,746,000	47,112,000	104,863,000	350,986,000
Proceeds from the issuance of common stock in connection with acquisition of the predecessor	708,453,000
Effect of exchange rate changes on cash	41,000	(775,000)	(169,000)	(119,000)
Net (decrease) increase in cash	8,090,000	(194,719,000)	103,643,000	253,815,000
Cash:
Beginning of period		261,905,000	8,090,000	8,090,000
End of period	8,090,000	67,186,000	111,733,000	261,905,000
Supplemental non-cash flow disclosure:
Capital lease additions	574,000	7,315,000	2,988,000	8,905,000
Supplemental cash flow disclosures:
Income tax paid				485,000
Interest paid	44,000			116,802,000
Customer Contracts [Member]
Adjustments to reconcile net loss to net cash provided by (used in) operating activities of continuing operations:
Amortization of customer relationships		40,320,000	12,815,000
Customer Relationships [Member]
Adjustments to reconcile net loss to net cash provided by (used in) operating activities of continuing operations:
Amortization of customer relationships		107,761,000	120,391,000
Smartrove Acquisition [Member]
Cash flows from investing activities:
Net cash used in acquisitions				(4,272,000)
Predecessor [Member]
Cash flows from operating activities:
Net loss					(153,517,000)	(68,546,000)
Net loss from continuing operations					(154,597,000)	(59,488,000)
Loss from discontinued operations					(239,000)	(2,917,000)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities of continuing operations:
Amortization of subscriber contract costs					72,005,000	61,546,000
Depreciation and amortization of other intangible assets					7,676,000	7,571,000
Amortization of deferred financing costs					6,619,000	7,709,000
Gain on change in fair value of warrant liability					(287,000)
Loss (gain) on sale or disposal of assets					119,000	380,000
Stock-based compensation					2,371,000	780,000
Provision for doubtful accounts					8,204,000	7,026,000
Deferred income taxes					1,421,000	(4,458,000)
Changes in operating assets and liabilities, net of acquisitions and divestiture:
Accounts receivable					(17,901,000)	(10,088,000)
Inventories					20,111,000	(42,329,000)
Prepaid expenses and other current assets					2,305,000	(6,017,000)
Accounts payable					11,793,000	8,137,000
Accrued expenses and other liabilities					109,515,000	(18,372,000)
Deferred revenue					26,256,000	13,678,000
Net cash provided by (used in) operating activities					95,371,000	(36,842,000)
Cash flows from investing activities:
Subscriber acquisition costs					(263,731,000)	(203,577,000)
Capital expenditures					(5,894,000)	(6,521,000)
Proceeds from the sale of property & equipment					274,000	185,000
Other assets					(743,000)	2,310,000
Net cash used in investing activities					(270,094,000)	(207,603,000)
Cash flows from financing activities:
Proceeds from notes payable					116,163,000	187,500,000
Repayments of revolving line of credit					(42,241,000)	(75,209,000)
Borrowings from revolving line of credit					105,000,000	87,300,000
Change in restricted cash					(152,000)	(1,348,000)
Repayments of capital lease obligations					(4,060,000)	(2,357,000)
Deferred financing costs					(6,684,000)	(2,000,000)
Payments of dividends					(80,000)
Net cash (used in) provided by financing activities					189,352,000	244,178,000
Excess tax benefit from share-based payment awards					2,651,000
Capital contributions-non-controlling interest					9,193,000	224,000
Proceeds from issuance of preferred stock and warrants					4,562,000	45,068,000
Proceeds from issuance of preferred stock by Solar					5,000,000	5,000,000
Effect of exchange rate changes on cash					(251,000)	247,000
Net (decrease) increase in cash					14,378,000	(20,000)
Cash:
Beginning of period					3,680,000	3,700,000
End of period					18,058,000	3,680,000
Supplemental non-cash flow disclosure:
Capital lease additions					4,729,000	4,907,000
Supplemental cash flow disclosures:
Income tax paid					2,235,000	198,000
Interest paid					$ 91,470,000	$ 82,333,000